Provisions for Liabilities - Summary of Provisions for Liabilities (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance		$ 1,302		$ 1,244
Increase Decrease in Provisions due to effect of adopting IFRS 16				(1)
Translation adjustment		43		(4)
Arising on acquisition				7
Provided during year		501		326
Utilised during year		(270)		(205)
Disposed during year		(5)
Reversed unused		(150)		(90)
Discount unwinding		21		25
Ending balance		1,442		1,302		$ 1,244
Non-current liabilities		953		854	[1]	823	[1]
Current liabilities		489		448	[1]	421	[1]
Insurance [member]
Disclosure of other provisions [line items]
Beginning balance	[2]	330		319
Translation adjustment	[2]	4		(1)
Provided during year	[2]	162		128
Utilised during year	[2]	(119)		(98)
Reversed unused	[2]	(34)		(27)
Discount unwinding	[2]	6		9
Ending balance	[2]	349		330		319
Environment and Remediation [member]
Disclosure of other provisions [line items]
Beginning balance	[3]	585		554
Translation adjustment	[3]	23		4
Arising on acquisition	[3]			7
Provided during year	[3]	103		45
Utilised during year	[3]	(15)		(29)
Disposed during year	[3]	(5)
Reversed unused	[3]	(19)		(9)
Discount unwinding	[3]	12		13
Ending balance	[3]	684		585		554
Rationalisation and Redundancy [member]
Disclosure of other provisions [line items]
Beginning balance	[4]	17		27
Translation adjustment	[4]	2
Provided during year		111	[4]	32	[4]	36
Utilised during year	[4]	(77)		(39)
Reversed unused	[4]	(5)		(3)
Ending balance	[4]	48		17		27
Other Provision [member]
Disclosure of other provisions [line items]
Beginning balance	[5]	370		344
Increase Decrease in Provisions due to effect of adopting IFRS 16	[5]			(1)
Translation adjustment	[5]	14		(7)
Provided during year	[5]	125		121
Utilised during year	[5]	(59)		(39)
Reversed unused	[5]	(92)		(51)
Discount unwinding	[5]	3		3
Ending balance	[5]	$ 361		$ 370		$ 344

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.
[2]	This provision relates to obligations arising under the self-insurance components of the Group’s insurance arrangements which comprise employers’ liability (workers’ compensation in the US), public and products liability (general liability in the US), automobile liability, property damage, business interruption and various other insurances; a substantial proportion of the total provision pertains to claims which are classified as “incurred but not reported”. Due to the extended timeframe associated with many of the insurances, a significant proportion of the total provision is subject to periodic actuarial valuation. The projected cash flows underlying the discounting process are established through the application of actuarial triangulations, which are extrapolated from historical claims experience. The triangulations applied in the discounting process indicate that the Group’s insurance provisions have an average life of four years (2019: five years).
[3]	This provision comprises obligations governing site remediation, restoration and environmental works to be incurred in compliance with either local or national environmental regulations together with constructive obligations stemming from established best practice. Whilst a significant element of the total provision will reverse in the medium-term (two to ten years), those legal and constructive obligations applicable to long-lived assets (principally mineral-bearing land) will unwind over a 30-year timeframe. In discounting the related obligations, expected future cash outflows have been determined with due regard to extraction status and anticipated remaining life.
[4]	These provisions relate to irrevocable commitments under various rationalisation and redundancy programmes, none of which are individually material to the Group. In 2020, $111 million (2019: $32 million; 2018: $36 million) was provided in respect of rationalisation and redundancy activities as a consequence of undertaking various cost reduction initiatives across all operations including initiatives related to the Group’s response to the COVID-19 pandemic. These initiatives included removing excess capacity from manufacturing and distribution networks and scaling operations to match supply and demand. The Group expects that these provisions will primarily be utilised within one to two years of the balance sheet date (2019: one to two years).
[5]	Other provisions primarily relate to legal claims and also include onerous contracts, guarantees and warranties and employee related provisions. The Group expects the majority of these provisions will be utilised within one to five years of the balance sheet date (2019: two to five years); however due to the nature of the legal provisions there is a level of uncertainty in the timing of settlement as the Group generally cannot determine the extent and duration of the legal process.